Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Financial Instruments And Risk Management
Financial Instruments and Risk Management

23. Financial Instruments and Risk Management

The Company is exposed, through its operations, to the following financial risks:

a)	Market risk
b)	Credit risk
c)	Liquidity risk

The Company is exposed to risks that arise from its use of financial instruments. This note describes the Company’s objectives, policies, and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these consolidated financial statements.

There have been no substantive changes in the Company’s exposure to financial instrument risks, its objectives, polices and processes for managing those risks or the methods used to measure them from previous reported periods unless otherwise stated in the note. The overall objective of management is to set policies that seek to reduce risk as far as possible without unduly affecting the Company’s competitiveness and flexibility. Further details regarding these policies are set out below.

a)	Market risk

Market risk is the risk of loss that may arise from changes in market factors such as foreign currency exchange, interest rates and equity price risk.

Foreign currency risk:

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company and its subsidiaries are exposed to currency risk as it has transactions denominated in currencies that are different from their functional currencies. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

As at December 31, 2023, the Company’s significant foreign exchange currency exposure on its financial instruments, expressed in USD was as follows:

If the CAD strengthened or weakened against the USD by 10% the exchange rate fluctuation would impact net loss by $954,252 at December 31, 2023 (December 31, 2022 - $30,435).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023 and 2022

(Expressed in U.S. dollars)

23.	Financial Instruments and Risk Management (continued)

Interest rate risk:

Interest rate risk is the risk that future cash flows will fluctuate because of changes in market interest rates. The interest earned on cash is insignificant and the Company does not rely on interest income to fund its operations. The Company does not have significant debt facilities with variable interest rates and is therefore not exposed to interest rate risk.

Other price risk:

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company does not hold equity investments in other entities and therefore is not exposed to a significant risk.

b)	Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations.

The Company is subject to credit risk on its cash and cash equivalents and amounts receivable which consists primarily of trade receivables and notes and amounts receivable for equity issued. The Company limits its exposure to credit loss on cash and cash equivalents by placing its cash with a high-quality financial institution. Exposure to credit loss notes and amounts receivable for equity issued is limited by entering into these types of transactions with related parties and entities that are well known to the Company.

The Company only has two customers. The Company mitigates credit risk by evaluating the creditworthiness of customers prior to conducting business with them and monitoring its exposure for credit losses with existing customers. One of the customers is the largest oil refinery in Turkey. The other customer provides letters of credit to be used by the Company in the event of default. As at December 31, 2023, all of the Company’s trade receivables are current (< 30 days outstanding).

The Company’s maximum credit exposure is $2,848,457 (December 31, 2022 - $5,263,886).

c)	Liquidity risk

Liquidity risk arises from the Company’s general and capital financing needs. The Company continuously monitors and reviews both actual and forecasted cash flows, and also matches the maturity profile of financial assets and liabilities, when feasible. The Company anticipates increases in revenue in future periods resulting from the completion of an additional well subsequent to the period end. Historically, the Company’s sources of funding has been through equity and debt financings. The Company’s access to financing is uncertain. There can be no assurance of continued access to significant debt or equity funding.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023 and 2022

(Expressed in U.S. dollars)

23.	Financial Instruments and Risk Management (continued)

The table below summarizes the maturity profile of the Company’s contractual cashflows.

As at December 31, 2023	Less than 1 year	1 – 2 years		Later than 2 years	Total
Accounts payable and accrued liabilities	$14,065,019	$		$-	$14,065,019
Loans payable	3,464,450		-	-	3,464,450
Lease liability	58,919		116,651	60,921	236,491
RSU obligation	18,398		-	-	18,398
Convertible debt	1,361,525		11,988,362	-	13,349,887
Total liabilities	$18,968,311		$12,105,013	$60,921	$31,134,245

As at December 31, 2022	Less than 1 year	1 - 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$10,600,080	$-	$-	$10,600,080
Loans payable	145,866	20,689	-	166,555
Lease liability	4,807	4,807	-	9,614
RSU obligation	295,747	-	-	295,747
Derivative liability	-	4,827	-	4,827
Total liabilities	$11,046,500	$30,323	$-	$11,076,823